Segment Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Information [Line Items]
CODM, description	The Company reports segment information based on the management approach, which designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer and the senior management team, for making decisions and assessing performance as the source of the Company’s reportable segment.	The Company reports segment information based on the management approach, which designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer and the senior management team, for making decisions and assessing performance as the source of the Company’s reportable segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
InMed Pharma [Member]
Segment Information [Line Items]
Total assets		$ 13.7	$ 9.2
BayMedica Commercial [Member]
Segment Information [Line Items]
Total assets		$ 1.9	$ 2.6